Significant Accounting and Reporting Policies - Additional Information (Detail)	12 Months Ended
Mar. 31, 2013 Y
Property, Plant and Equipment [Line Items]
Maintenance contracts term, maximum, years	5
Percentage of non-marketable securities owned by Ricoh	20.00%
Software | Minimum
Property, Plant and Equipment [Line Items]
Intangibles, useful life	3 years
Software | Maximum
Property, Plant and Equipment [Line Items]
Intangibles, useful life	10 years
Goodwill And Other Intangible Assets | Minimum
Property, Plant and Equipment [Line Items]
Intangibles, useful life	3 years
Goodwill And Other Intangible Assets | Maximum
Property, Plant and Equipment [Line Items]
Intangibles, useful life	20 years
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life, maximum	5 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life, maximum	50 years
Machinery and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life, maximum	2 years
Machinery and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life, maximum	12 years